Share information and earnings per share - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares issued
Balance at the beginning of the year	3,462,087,722	3,462,087,722	3,524,635,722
Shares canceled	(120,506,008)		(62,548,000)
Balance at the end of the year	3,341,581,714	3,462,087,722	3,462,087,722
Treasury shares
Balance at the beginning of the year	287,262,471	253,233,437	416,909,010
Acquisitions	149,978,076	102,499,468	138,791,939
Deliveries under share-based compensation plans and disposals	(66,852,016)	(68,470,434)	(64,270,031)
Cancellation of second trading line treasury shares	(120,506,008)		(62,548,000)
Balance at the end of the year	249,882,523	287,262,471	253,233,437
Shares outstanding	3,091,699,191	3,174,825,251	3,208,854,285
Basic and diluted earnings
Net profit / (loss) attributable to shareholders for basic EPS	$ 7,767	$ 5,085	$ 27,366
Less: (profit) / loss on own equity derivative contracts	0	0	0
Net profit / (loss) attributable to shareholders for diluted EPS	$ 7,767	$ 5,085	$ 27,366
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	3,151,644,447	3,198,481,827	3,152,579,449
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	138,600,855	152,630,143	143,416,753
Weighted average shares outstanding for diluted EPS	3,290,245,302	3,351,111,970	3,295,996,202
Earnings per share
Basic	$ 2.46	$ 1.59	$ 8.68
Diluted	$ 2.36	$ 1.52	$ 8.30
Potentially dilutive instruments
Employee share-based compensation awards	20,171,877	11,003,130	2,807,589
Other equity derivative contracts	3,799,522	3,121,746	2,831,228
Total	23,971,399	14,124,877	5,638,817
Credit Suisse
Treasury shares
Shares transferred to Credit Suisse Group shareholders as consideration for the acquisition of			(175,649,481)